Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 5, 2014 TO THE

PROSPECTUS DATED FEBRUARY 28, 2014, AS SUPPLEMENTED JULY 8, 2014 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured California Municipal Bond Portfolio)

PowerShares National AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured National Municipal Bond Portfolio)

PowerShares New York AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured New York Municipal Bond Portfolio)

PowerShares International Corporate Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the Prospectus is revised as follows:

•	The following is added as a subsection under the section titled “Summary Information – Principal Risks of Investing in the Fund,” following “Fixed-Income Securities Risk” for each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Senior Loan Portfolio, and PowerShares VRDO Tax-Free Weekly Portfolio:

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed- income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

PowerShares 1-30 Laddered Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 5, 2014 TO THE

PROSPECTUS DATED FEBRUARY 28, 2014, AS SUPPLEMENTED JULY 8, 2014 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured California Municipal Bond Portfolio)

PowerShares National AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured National Municipal Bond Portfolio)

PowerShares New York AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured New York Municipal Bond Portfolio)

PowerShares International Corporate Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the Prospectus is revised as follows:

•	The following is added as a subsection under the section titled “Summary Information – Principal Risks of Investing in the Fund,” following “Fixed-Income Securities Risk” for each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Senior Loan Portfolio, and PowerShares VRDO Tax-Free Weekly Portfolio:

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed- income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

PowerShares Build America Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 5, 2014 TO THE

PROSPECTUS DATED FEBRUARY 28, 2014, AS SUPPLEMENTED JULY 8, 2014 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured California Municipal Bond Portfolio)

PowerShares National AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured National Municipal Bond Portfolio)

PowerShares New York AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured New York Municipal Bond Portfolio)

PowerShares International Corporate Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the Prospectus is revised as follows:

•	The following is added as a subsection under the section titled “Summary Information – Principal Risks of Investing in the Fund,” following “Fixed-Income Securities Risk” for each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Senior Loan Portfolio, and PowerShares VRDO Tax-Free Weekly Portfolio:

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed- income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

PowerShares Chinese Yuan Dim Sum Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 5, 2014 TO THE

PROSPECTUS DATED FEBRUARY 28, 2014, AS SUPPLEMENTED JULY 8, 2014 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured California Municipal Bond Portfolio)

PowerShares National AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured National Municipal Bond Portfolio)

PowerShares New York AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured New York Municipal Bond Portfolio)

PowerShares International Corporate Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the Prospectus is revised as follows:

•	The following is added as a subsection under the section titled “Summary Information – Principal Risks of Investing in the Fund,” following “Fixed-Income Securities Risk” for each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Senior Loan Portfolio, and PowerShares VRDO Tax-Free Weekly Portfolio:

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed- income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

PowerShares Emerging Markets Sovereign Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 5, 2014 TO THE

PROSPECTUS DATED FEBRUARY 28, 2014, AS SUPPLEMENTED JULY 8, 2014 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured California Municipal Bond Portfolio)

PowerShares National AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured National Municipal Bond Portfolio)

PowerShares New York AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured New York Municipal Bond Portfolio)

PowerShares International Corporate Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the Prospectus is revised as follows:

•	The following is added as a subsection under the section titled “Summary Information – Principal Risks of Investing in the Fund,” following “Fixed-Income Securities Risk” for each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Senior Loan Portfolio, and PowerShares VRDO Tax-Free Weekly Portfolio:

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed- income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

PowerShares Fundamental Emerging Markets Local Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 5, 2014 TO THE

PROSPECTUS DATED FEBRUARY 28, 2014, AS SUPPLEMENTED JULY 8, 2014 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured California Municipal Bond Portfolio)

PowerShares National AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured National Municipal Bond Portfolio)

PowerShares New York AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured New York Municipal Bond Portfolio)

PowerShares International Corporate Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the Prospectus is revised as follows:

•	The following is added as a subsection under the section titled “Summary Information – Principal Risks of Investing in the Fund,” following “Fixed-Income Securities Risk” for each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Senior Loan Portfolio, and PowerShares VRDO Tax-Free Weekly Portfolio:

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed- income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

PowerShares Fundamental High Yield Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 5, 2014 TO THE

PROSPECTUS DATED FEBRUARY 28, 2014, AS SUPPLEMENTED JULY 8, 2014 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured California Municipal Bond Portfolio)

PowerShares National AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured National Municipal Bond Portfolio)

PowerShares New York AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured New York Municipal Bond Portfolio)

PowerShares International Corporate Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the Prospectus is revised as follows:

•	The following is added as a subsection under the section titled “Summary Information – Principal Risks of Investing in the Fund,” following “Fixed-Income Securities Risk” for each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Senior Loan Portfolio, and PowerShares VRDO Tax-Free Weekly Portfolio:

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed- income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 5, 2014 TO THE

PROSPECTUS DATED FEBRUARY 28, 2014, AS SUPPLEMENTED JULY 8, 2014 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured California Municipal Bond Portfolio)

PowerShares National AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured National Municipal Bond Portfolio)

PowerShares New York AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured New York Municipal Bond Portfolio)

PowerShares International Corporate Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the Prospectus is revised as follows:

•	The following is added as a subsection under the section titled “Summary Information – Principal Risks of Investing in the Fund,” following “Fixed-Income Securities Risk” for each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Senior Loan Portfolio, and PowerShares VRDO Tax-Free Weekly Portfolio:

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed- income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

PowerShares Global Short Term High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 5, 2014 TO THE

PROSPECTUS DATED FEBRUARY 28, 2014, AS SUPPLEMENTED JULY 8, 2014 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured California Municipal Bond Portfolio)

PowerShares National AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured National Municipal Bond Portfolio)

PowerShares New York AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured New York Municipal Bond Portfolio)

PowerShares International Corporate Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the Prospectus is revised as follows:

•	The following is added as a subsection under the section titled “Summary Information – Principal Risks of Investing in the Fund,” following “Fixed-Income Securities Risk” for each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Senior Loan Portfolio, and PowerShares VRDO Tax-Free Weekly Portfolio:

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed- income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

PowerShares California AMT-Free Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 5, 2014 TO THE

PROSPECTUS DATED FEBRUARY 28, 2014, AS SUPPLEMENTED JULY 8, 2014 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured California Municipal Bond Portfolio)

PowerShares National AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured National Municipal Bond Portfolio)

PowerShares New York AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured New York Municipal Bond Portfolio)

PowerShares International Corporate Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the Prospectus is revised as follows:

•	The following is added as a subsection under the section titled “Summary Information – Principal Risks of Investing in the Fund,” following “Fixed-Income Securities Risk” for each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Senior Loan Portfolio, and PowerShares VRDO Tax-Free Weekly Portfolio:

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed- income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

PowerShares National AMT-Free Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 5, 2014 TO THE

PROSPECTUS DATED FEBRUARY 28, 2014, AS SUPPLEMENTED JULY 8, 2014 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured California Municipal Bond Portfolio)

PowerShares National AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured National Municipal Bond Portfolio)

PowerShares New York AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured New York Municipal Bond Portfolio)

PowerShares International Corporate Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the Prospectus is revised as follows:

•	The following is added as a subsection under the section titled “Summary Information – Principal Risks of Investing in the Fund,” following “Fixed-Income Securities Risk” for each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Senior Loan Portfolio, and PowerShares VRDO Tax-Free Weekly Portfolio:

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed- income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

PowerShares New York AMT-Free Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 5, 2014 TO THE

PROSPECTUS DATED FEBRUARY 28, 2014, AS SUPPLEMENTED JULY 8, 2014 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured California Municipal Bond Portfolio)

PowerShares National AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured National Municipal Bond Portfolio)

PowerShares New York AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured New York Municipal Bond Portfolio)

PowerShares International Corporate Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the Prospectus is revised as follows:

•	The following is added as a subsection under the section titled “Summary Information – Principal Risks of Investing in the Fund,” following “Fixed-Income Securities Risk” for each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Senior Loan Portfolio, and PowerShares VRDO Tax-Free Weekly Portfolio:

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed- income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

PowerShares International Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 5, 2014 TO THE

PROSPECTUS DATED FEBRUARY 28, 2014, AS SUPPLEMENTED JULY 8, 2014 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured California Municipal Bond Portfolio)

PowerShares National AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured National Municipal Bond Portfolio)

PowerShares New York AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured New York Municipal Bond Portfolio)

PowerShares International Corporate Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the Prospectus is revised as follows:

•	The following is added as a subsection under the section titled “Summary Information – Principal Risks of Investing in the Fund,” following “Fixed-Income Securities Risk” for each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Senior Loan Portfolio, and PowerShares VRDO Tax-Free Weekly Portfolio:

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed- income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

PowerShares Preferred Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 5, 2014 TO THE

PROSPECTUS DATED FEBRUARY 28, 2014, AS SUPPLEMENTED JULY 8, 2014 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured California Municipal Bond Portfolio)

PowerShares National AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured National Municipal Bond Portfolio)

PowerShares New York AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured New York Municipal Bond Portfolio)

PowerShares International Corporate Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the Prospectus is revised as follows:

•	The following is added as a subsection under the section titled “Summary Information – Principal Risks of Investing in the Fund,” following “Fixed-Income Securities Risk” for each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Senior Loan Portfolio, and PowerShares VRDO Tax-Free Weekly Portfolio:

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed- income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

PowerShares Senior Loan Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 5, 2014 TO THE

PROSPECTUS DATED FEBRUARY 28, 2014, AS SUPPLEMENTED JULY 8, 2014 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured California Municipal Bond Portfolio)

PowerShares National AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured National Municipal Bond Portfolio)

PowerShares New York AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured New York Municipal Bond Portfolio)

PowerShares International Corporate Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the Prospectus is revised as follows:

•	The following is added as a subsection under the section titled “Summary Information – Principal Risks of Investing in the Fund,” following “Fixed-Income Securities Risk” for each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Senior Loan Portfolio, and PowerShares VRDO Tax-Free Weekly Portfolio:

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed- income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

PowerShares VRDO Tax-Free Weekly Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft21_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 5, 2014 TO THE

PROSPECTUS DATED FEBRUARY 28, 2014, AS SUPPLEMENTED JULY 8, 2014 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured California Municipal Bond Portfolio)

PowerShares National AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured National Municipal Bond Portfolio)

PowerShares New York AMT-Free Municipal Bond Portfolio

(formerly known as PowerShares Insured New York Municipal Bond Portfolio)

PowerShares International Corporate Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the Prospectus is revised as follows:

•	The following is added as a subsection under the section titled “Summary Information – Principal Risks of Investing in the Fund,” following “Fixed-Income Securities Risk” for each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Senior Loan Portfolio, and PowerShares VRDO Tax-Free Weekly Portfolio:

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the potential “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed- income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.